Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2018
Fair value measurement
Summary of comparison by class of carrying amount and fair value of the Group's financial instruments

	Carrying value		Fair value
	As at March 31,		As at March 31,
	2017	2018	2017	2018
Financial assets
Assets carried at amortized cost
Trade and other receivables	1,970,375	4,008,871	1,970,375	4,008,871
Cash and cash equivalents	1,532,629	3,065,072	1,532,629	3,065,072
Term deposits	3,027,861	412,144	3,027,861	412,144
Other financial assets	120,057	117,954	120,057	117,954

Total	6,650,921	7,604,041	6,650,921	7,604,041

Financial liabilities
Liabilities carried at fair value
Share warrants	1,337,418	1,914,604	1,337,418	1,914,604
Contingent dividend	2,913	—	2,913	—
Liability for acquisition of business	—	904,727	—	904,727

Total	1,340,331	1,914,604	1,340,331	1,914,604

Liabilities carried at amortized cost
Trade and other payables	3,148,544	5,049,630	3,148,544	5,049,630
Borrowings	44,877	859,476	44,877	859,476
Other liabilities	245,978	537,023	245,978	537,023

Total	3,439,399	6,446,129	3,439,399	6,446,129

Schedule of financial instruments by fair value hierarchy

	March 31, 2017
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	—	3,027,861	—	3,027,861
Other financial assets	—	120,057	—	120,057

Total assets	—	3,147,918	—	3,147,918

Liabilities carried at fair value
Warrants	1,335,189	—	2,229	1,337,418
Contingent dividend	—	—	2,913	2,913
Liabilities carried at amortized cost
Borrowings	—	44,877	—	44,877

Total Liabilities	1,335,189	44,877	5,142	1,385,208

	March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	—	412,144	—	412,144
Other financial assets	—	117,954	—	117,954

Total assets	—	530,098	—	530,098

Liabilities carried at fair value
Warrants	1,914,520	—	84	1,914,604
Liability for business acquisition	—	—	904,727	904,727
Liabilities carried at amortized cost
Borrowings	—	859,476	—	859,476

Total Liabilities	1,914,520	859,476	904,811	3,678,807

Schedule of valuation techniques and significant unobservable inputs

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
A. Financial Instruments measured at fair value:

Warrants

Black- Scholes model: The valuation model considers the share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility and expected dividend rate.

		Expected term: 2.66 years (PY: 3.16 years) Risk free rate: 2.26% (PY: 1.56%)	The estimated fair value would increase (decrease) if : • the expected term were higher (lower) • the risk free rate were higher (lower)

Quoted warrants	Fair market value	—	—

Contingent dividend	Fair value—simulation model	Discounting period: Nil (PY: 1.13 to 1.62 years) Risk free rate: Nil (PY: 2.81%)	The estimated fair value would increase (decrease) if : • the expected discounting period were higher (lower) • the risk free rate were higher (lower)
Liability for business acquisition (refer to Note 43)	Actual as per the terms of share purchase agreement	Adjusted earning of acquired entity	—

B. Financial Instruments for which fair value is disclosed:

Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.	—

Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows	—

Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows	—

Schedule of reconciliation of fair value measurements categorized within Level 1 and Level 3 of the fair value hierarchy

	April 1, 2016	Acquired liability (refer to Note 43)	Charge to profit or loss	Charged to equity	Converted to equity	Effects of movements in foreign exchange rates	March 31, 2017	Business acquisition (refer to Note 43)	Charge to profit or loss	Charged to equity	Effects of movements in foreign exchange rates	March 31, 2018
Silicon Valley Bank—Convertible Preference shares—Series D	2,087	—	2,006	—	(4,093)	—	—	—	—	—	—	—
Silicon Valley Bank—Convertible Preference shares—Series E	1,591	—	1,557	—	(3,148)	—	—	—	—	—	—	—
Macquarie Corporate Holdings Pty Limited—Ordinary Warrants	3,319	—	(1,463)	—	—	373	2,229	—	(2,137)	—	(8)	84
Quoted Warrants	—	1,631,672	(232,211)	—	—	(64,273)	1,335,188	—	565,390	—	13,942	1,914,520
Contingent dividend	—	—	292	2,755	—	(134)	2,913	—	(279)	(2,755)	121	—
Liability for business acquisition (refer to Note 43)	—	—	—	—	—	—	—	610,383	294,344			904,727

Total	6,997	1,631,672	(229,819)	2,755	(7,241)	(64,034)	1,340,330	610,383	857,318	(2,755)	14,055	2,819,331